Income Taxes:	12 Months Ended
Dec. 31, 2011
Income Taxes: [Abstract]
INCOME TAXES:

N O T E   J   -   I N C O M E   T A X E S :

Deferred taxes (or deferred charges) as of December 31, 2011, 2010 and 2009, included in other assets or other liabilities, were as follows (in thousands):

	$00000000,	$00000000,	$00000000,

December 31,	2011	2010	2009
Deferred tax assets:
Allowance for loan losses	$2,777	$2,261	$2,661
Employee benefit plans’ liabilities	3,846	3,368	3,005
Unrealized loss on available for sale securities charged from equity		934
Earned retiree health benefits plan liability	1,673	1,454	1,225
Unearned retiree health benefits plan liability		364	299
Other	781	423	540

Deferred tax assets	9,077	8,804	7,730

Deferred tax liabilities:
Unrealized gain on available for sale securities, charged to equity	1,580		339
Unearned retiree health benefit plan asset	1,086
Bank premises and equipment	5,720	6,071	6,547
Other	343	370	489

Deferred tax liabilities	8,729	6,441	7,375

Net deferred taxes	$348	$2,363	$355

Income taxes consist of the following components (in thousands):

	$000000000	$000000000	$000000000
Years Ended December 31,	2011	2010	2009
Current	$721	$(119)	$(208)
Deferred	(1,925)	(604)	1,162

Totals	$(1,204)	$(723)	$954

Income taxes amounted to less than the amounts computed by applying the U.S. Federal income tax rate of 34.0% for 2011, 2010 and 2009 to earnings before income taxes. The reason for these differences is shown below (in thousands):

	$00000000000	$00000000000	$00000000000	$00000000000	$00000000000	$00000000000
Years Ended December 31,	2011 Amount	%	2010 Amount	%	2009 Amount	%
Taxes computed at statutory rate	$(1)	34.0	$259	34.0	$1,419	34.0
Increase (decrease) resulting from:
Tax-exempt interest income	(557)		(428)	(56.2)	(385)	(9.2)
Increase in cash surrender value	(170)		(181)	(23.8)	(183)	(4.4)
Federal tax credits	(366)		(366)	(48.1)	(129)	(3.1)
Deferred expense adjustment					228	5.5
Death benefits on life insurance	(159)
Other	49		(7)	(0.9)	4	0.1

Total income tax expense (benefit)	$(1,204)		$(723)	(95.0)	$954	22.9

The Company has reviewed its income tax positions and specifically considered the recognition and measurement requirements of the benefits recorded in its financial statements for tax positions taken or expected to be taken in its tax returns. Based on its evaluation of these tax positions for its open tax years, the Company believes that it is more likely than not we will realize the net deferred tax asset and it has not recorded any tax liability for uncertain tax positions as of December 31, 2011, 2010 and 2009.